Net Loss Per Share- Schedule of Antidilutive Securities Excluded From Computation of Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	4,890,416	5,581,300
Shares issuable upon exercise of stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,726,247	4,230,162
Shares issuable upon the exercise of warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,148,123	1,148,123
Non-vested shares under restricted stock grants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	16,046	203,015